Share-Based Compensation (Details 2)	1 Months Ended	12 Months Ended
	May 28, 2015	Dec. 31, 2017 $ / shares	Dec. 31, 2016 ₪ / shares	Dec. 31, 2015 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Dividend yield (%)	2.50%
Expected volatility of the share prices (%)		53.00%	82.00%
Risk-free interest rate (%)		1.50%	2.10%
Expected life of share options (years)		7 years 9 months 18 days	8 years 9 months 18 days	10 years
Share price (NIS) | (per share)		$ 0.45	₪ 0.32	$ 0.75
Bottom of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility of the share prices (%)				87.00%
Risk-free interest rate (%)				2.00%
Top of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility of the share prices (%)				88.00%
Risk-free interest rate (%)				2.30%